Portfolio of Investments
Columbia Mid Cap Growth Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 6.4%
Entertainment 6.4%
Roblox Corp., Class A(a)	764,436	96,395,380
Take-Two Interactive Software, Inc.(a)	223,776	37,119,963
Zynga, Inc., Class A(a)	2,441,604	14,722,872
Total		148,238,215
Total Communication Services		148,238,215
Consumer Discretionary 15.9%
Diversified Consumer Services 3.0%
Bright Horizons Family Solutions, Inc.(a)	360,874	44,369,459
Chegg, Inc.(a)	912,778	25,420,867
Total		69,790,326
Hotels, Restaurants & Leisure 4.9%
Chipotle Mexican Grill, Inc.(a)	32,032	52,641,709
Planet Fitness, Inc., Class A(a)	745,777	60,922,523
Total		113,564,232
Internet & Direct Marketing Retail 2.5%
Etsy, Inc.(a)	211,545	58,086,026
Specialty Retail 5.5%
Five Below, Inc.(a)	333,225	67,791,294
Vroom, Inc.(a)	1,532,284	21,191,488
Williams-Sonoma, Inc.	204,542	39,852,963
Total		128,835,745
Total Consumer Discretionary		370,276,329
Energy 1.5%
Oil, Gas & Consumable Fuels 1.5%
Devon Energy Corp.	453,825	19,087,879
Pioneer Natural Resources Co.	95,650	17,056,308
Total		36,144,187
Total Energy		36,144,187
Financials 2.5%
Banks 1.2%
Western Alliance Bancorp	244,000	26,786,320
Capital Markets 1.3%
Ares Management Corp., Class A	377,400	30,629,784
Total Financials		57,416,104
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 21.1%
Biotechnology 4.4%
Argenx SE, ADR(a)	88,895	24,820,373
Exact Sciences Corp.(a)	349,084	29,801,301
Horizon Therapeutics PLC(a)	368,037	38,187,519
Mirati Therapeutics, Inc.(a)	75,205	10,285,788
Total		103,094,981
Health Care Equipment & Supplies 3.5%
Align Technology, Inc.(a)	89,593	54,788,807
Masimo Corp.(a)	94,107	26,173,039
Total		80,961,846
Health Care Providers & Services 2.6%
Amedisys, Inc.(a)	310,030	43,295,689
Encompass Health Corp.	293,564	16,915,158
Total		60,210,847
Health Care Technology 1.0%
Doximity, Inc., Class A(a)	337,394	22,824,704
Life Sciences Tools & Services 9.6%
10X Genomics, Inc., Class A(a)	295,107	45,095,301
Bio-Rad Laboratories, Inc., Class A(a)	36,898	27,791,574
Bio-Techne Corp.	95,547	45,101,050
IQVIA Holdings, Inc.(a)	186,452	48,315,307
Repligen Corp.(a)	204,389	58,557,448
Total		224,860,680
Total Health Care		491,953,058
Industrials 15.0%
Commercial Services & Supplies 2.1%
Cintas Corp.	117,625	49,660,099
Electrical Equipment 4.5%
AMETEK, Inc.	207,712	28,352,688
Generac Holdings, Inc.(a)	85,024	35,815,510
Plug Power, Inc.(a)	1,039,150	41,410,127
Total		105,578,325
Columbia Mid Cap Growth Fund | First Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.0%
IDEX Corp.	143,450	32,217,436
Ingersoll Rand, Inc.	488,254	28,484,738
Kornit Digital Ltd.(a)	164,436	25,472,781
Toro Co. (The)	307,268	30,898,870
Total		117,073,825
Professional Services 2.0%
CoStar Group, Inc.(a)	589,820	45,864,403
Road & Rail 1.4%
Old Dominion Freight Line, Inc.	87,680	31,141,306
Total Industrials		349,317,958
Information Technology 34.0%
Electronic Equipment, Instruments & Components 4.4%
Amphenol Corp., Class A	577,076	46,500,784
CDW Corp.	291,687	55,233,850
Total		101,734,634
IT Services 5.4%
EPAM Systems, Inc.(a)	62,215	37,860,938
MongoDB, Inc.(a)	74,431	37,074,081
VeriSign, Inc.(a)	216,337	51,901,410
Total		126,836,429
Semiconductors & Semiconductor Equipment 3.3%
Enphase Energy, Inc.(a)	99,082	24,770,500
Teradyne, Inc.	334,872	51,191,883
Total		75,962,383
Software 20.9%
ANSYS, Inc.(a)	88,555	34,667,512
Bill.com Holdings, Inc.(a)	86,550	24,307,568
Blackline, Inc.(a)	217,208	23,903,740
Cadence Design Systems, Inc.(a)	297,968	52,877,401
Common Stocks (continued)
Issuer	Shares	Value ($)
Crowdstrike Holdings, Inc., Class A(a)	224,188	48,680,182
DocuSign, Inc.(a)	110,669	27,264,415
Elastic NV(a)	144,220	22,420,441
HubSpot, Inc.(a)	50,638	40,860,309
ServiceNow, Inc.(a)	53,596	34,714,129
Trade Desk, Inc. (The), Class A(a)	991,262	102,516,316
Zendesk, Inc.(a)	129,273	13,200,066
Zscaler, Inc.(a)	174,600	60,580,962
Total		485,993,041
Total Information Technology		790,526,487
Materials 2.2%
Chemicals 2.2%
Albemarle Corp.	188,600	50,260,014
Total Materials		50,260,014
Total Common Stocks (Cost $1,711,895,146)		2,294,132,352

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(b),(c)	44,662,396	44,657,929
Total Money Market Funds (Cost $44,657,919)		44,657,929
Total Investments in Securities (Cost: $1,756,553,065)		2,338,790,281
Other Assets & Liabilities, Net		(10,564,775)
Net Assets		2,328,225,506

2	Columbia Mid Cap Growth Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, November 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	54,027,082	272,767,548	(282,136,701)	—	44,657,929	—	13,027	44,662,396
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mid Cap Growth Fund | First Quarter Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT194_08_M01_(01/22)